Share-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Common stock available for issuance	10,076,000
Common stock available for grants	2,973,786
Estimated forfeiture rate, percentage	5.00%
Recognized share-based compensation expense	$ 7.5	$ 7.0	$ 3.1
Capitalized share-based compensation expense	0.1	0.1	0.1
Unrecognized compensation expense related to non-vested options	6.4
Weighted average remaining period over which unrecognized compensation costs will be recognized	1 year 8 months 12 days
Weighted average grant date fair value of granted options	$ 3.81	$ 4.84	$ 2.17
Intrinsic value of options exercised	1.5	2.2	0.2
Fair value of awards vested	6.2	3.2	0.3
Maximum [Member]
Vesting period	5 years
Options contractual term	15 years
Minimum [Member]
Vesting period	3 years
Options contractual term	10 years
Restricted Stock [Member]
Recognized share-based compensation expense	4.3	7.0	2.4
Capitalized share-based compensation expense	0.1	0.1
Unrecognized compensation expense related to non-vested options	3.8
Weighted average remaining period over which unrecognized compensation costs will be recognized	1 year 2 months 12 days
Weighted average grant date fair value of granted options	$ 17.66	$ 17.24	$ 9.50
Fair value of awards vested	1.8	1.6	0.3
Expected performance adjustment	$ 2.9	$ 1.6